As filed with the Securities and Exchange Commission on February 13, 1996
Registration Nos. 33-54748
811-7348

SECURITIES AND EXCHANGE COMMISSION
				      Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
			[ X ]

   			      Pre-Effective Amendment No.
				[     ]

			      Post-Effective Amendment No.  13
				[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
		[ X ]

   				       Amendment No.  15
				[ X ]

(Check appropriate box or boxes)

The Munder Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan  48009
(Address of Principal Executive Offices)  (Zip code)

Registrant's Telephone Number:  (810) 647-9200

Lisa Anne Rosen
   First Data Investor Services Group, Inc.
One Exchange Place, 4th Floor
Boston, Massachusetts  02109-2873
(Name and Address of Agent for Service)

Copies to:

Paul F. Roye, Esq.
Dechert Price & Rhoads
1500 K Street, N.W., Suite 500
Washington, D.C.  20005

    [X] It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (b) of Rule 485

   	The Registrant is registering an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on or before August 29, 1996.




THE MUNDER FUNDS, INC.

CROSS-REFERENCE SHEET

Pursuant to Rule 495(a)

Part A

	Item								Heading

1.	Cover Page							Cover Page

2.	Synopsis							Prospectus
Summary; Fund Expenses

3.	Condensed Financial Information
	Financial Highlights

4.	General Description of Registrant				Cover
Page; Summary; Investment Objectives and Policies; Description of
Shares

5.	Management of the Fund					Management;
Investment Objectives and Policies; Dividends and Distributions;
Performance

6.	Capital Stock and Other Securities
	Management; Purchase and Redemption of Shares; Dividends and Distributions; Taxes; Description of Shares

7.	Purchase of Securities Being Offered
	Purchase of Shares; Net Asset Value

8.	Redemption or Repurchase					How
to Redeem Shares

9.	Pending Legal Proceedings					Not
Applicable


Part B

10.	Cover Page						Cover Page

11.	Table of Contents					Table of Contents

12.	General Information and History			See
Prospectus -- "Management;" General; Trustees, Directors and
Officers

13.	Investment Objectives and Policies			Additional
Information on Fund Investments; Additional Investment
Limitations; Portfolio Transactions

14.	Management of the Fund				See Prospectus --
"Management;" Trustees, Directors and Officers; Miscellaneous

15.	Control Persons and Principal				See
Prospectus -- "Management;"
	  Holders of Securities
	Miscellaneous

16.	Investment Advisory and Other			Investment
Advisory
	  Services						and Other Service
Arrangements; See Prospectus -- "Management"

17.	Brokerage Allocation and Other			Portfolio
Transactions
	  Practices

18.	Capital Stock and Other Securities			See
Prospectus -- "Description of Shares" and "Management;"
Additional Information Concerning Shares

19.	Purchase, Redemption and Pricing			Purchase
and Redemption
	  of Securities Being Offered
	Information; Net Asset Value; Additional Information
Concerning Shares

20.	Tax Status						Taxes

21.	Underwriters
	Distribution of Fund Shares

22.	Calculation of Performance Data			Performance
Information

23.	Financial Statements					Financial
Statements



    THE MUNDER FUNDS, INC.

	The purpose of this filing is to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months after the commencement of operations of the Munder
Mid-Cap Growth Fund and Munder Value Fund.   The Prospectuses
dated October 28, 1995 and the Statement of Additional
Information, also dated October 28, 1995, are incorporated into Part A and Part B, respectively, by reference to the Registrant's filing of a definitive copy under Rule 497(c) under the Securities Act of 1933, as amended.


   The Munder Funds
Supplement Dated February 29, 1996
to Prospectus Dated October 28, 1995
Class A, B and C Shares of:
Munder Multi-Season Growth Fund, Munder Real Estate Equity
Investment Fund,
Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund,
Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value
Fund and Munder Balanced Fund

	The following supplements the Prospectus dated October 28, 1995 relating to Class A, B and C Shares of the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund and Munder Balanced Fund (the "Prospectus"):
FINANCIAL HIGHLIGHTS

	The following tables of "Financial Highlights" relating to the Munder Mid-Cap Growth Fund and Munder Value Fund supplement information contained in the Prospectus and are derived from each Fund's unaudited Financial Statements dated December 31, 1995. Financial information is not provided for Class B Shares for the Munder Mid-Cap Growth Fund or Class C Shares for the Munder Value Fund as no Shares were sold with respect to those Classes during the period ended December 31, 1995.


   Munder Mid-Cap Growth Fund  (a)


                                                 A Shares      C Shares
                                                Period          Period
                                               Ended        Ended
                                             12/31/95(b)   12/31/95(b)
                                           (Unaudited)     (Unaudited)

Net asset value, beginning of period         $  10.55      $   10.40

Income from investment operations:
Net investment income/(loss)      0.00(c)   (0.01)
Net realized and unrealized gain on investments      0.20   0.35

Total from investment operations      0.20   0.34

Less distributions:
Dividends from net investment income        -------        -------
Total distributions        -------        -------
Net asset value, end of period      $  10.75   $   10.74

Total return(d)      1.90%   3.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)      $       35   $       15
Ratio of operating expenses to average net assets      1.19%(e)   1.94%(e)
Ratio of net investment loss to average net assets      (0.26)%(e)   (1.01)%(e)
Portfolio turnover rate               86%            86%
Ratio of operating expenses to average net assets
   without waivers      1.44%(e)   2.19%(e)
Net investment income/(loss) per share without waivers      $    0.00(c)
$   (0.01)
[FN]
(a)    The Munder Mid-Cap Growth Fund is authorized to issue Class
 B Shares.  As
of December 31, 1995, the Fund had not commenced selling Class B Shares.
(b) The Munder Mid-Cap Growth Fund Class A Shares and Class C Shares commenced operations on December 22, 1995 and November 9, 1995, respectively.
(c)    Amount represents less than $0.01 per share.
(d) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)    Annualized. [/FN]





                 Munder Value Fund  (a)


 A Shares                                    B Shares
                                               Period
Period                                         Ended
Ended                                        12/31/95(b)
12/31/95(b)
                                             (Unaudited)
(Unaudited)


Net asset value, beginning of period      $         10.38   $        10.41

Income from investment operations:
Net investment income      0.01   0.00(e)
Net realized and unrealized gain on investments      0.34   0.30

Total from investment operations      0.35   0.30

Less distributions:
Dividends from net investment income      (0.02)              -------
Total distributions      (0.02)             -------
Net asset value, end of period      $         10.71   $       10.71

Total return(c)      3.33%   2.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)      $           195   $            61
Ratio of operating expenses to average net assets      1.20%(d)   1.95%(d)
Ratio of net investment income/(loss) to average net assets      0.59%(d)
          (0.16)%(d)
Portfolio turnover rate                     97%                  97%
Ratio of operating expenses to average net assets
   without waivers      1.35%(d)   2.10%(d)
Net investment income/(loss) per share without waivers      $   0.01   $
(0.01)

[FN]
(a)   The Munder Value Fund is authorized to issue Class C Shares.
  As of December
31, 1995, the Fund had not commenced selling Class C Shares.
(b) The Munder Value Fund Class A Shares and Class B Shares commenced operations on September 14, 1995 and September 19, 1995, respectively.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)    Annualized.
(e)    Amount represents less than $0.01 per share.  [/FN]


shared/bankgrp/munder/parta/296supp2


   The Munder Funds
Supplement Dated February 29, 1996
to Prospectus Dated October 28, 1995
Class K Shares of:
Munder Multi-Season Growth Fund, Munder Real Estate Equity
Investment Fund,
Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund

	The following supplements the Prospectus dated October 28, 1995 relating to Class K Shares of the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund (the "Prospectus"):

FINANCIAL HIGHLIGHTS

	The following tables of "Financial Highlights" relating to the Munder Mid-Cap
 Growth
Fund and Munder Value Fund supplement information contained in the
 Prospectus and are
derived from each Fund's unaudited Financial Statements dated
 December 31, 1995.


Munder Mid-Cap Growth Fund

                                             Class K Shares
                                    Period Ended 12/31/95(a)
                                        (Unaudited)

Net asset value, beginning of  period      $  10.53

Income from investment operations:
Net investment income         0.00(d)
Net realized and unrealized gain on investments         0.22

Total from investment operations         0.22

Less distributions:
Dividends from net investment income.      ----------
Total distributions      ----------
Net asset value, end of period         $  10.75

Total return(c)         2.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)         $     168
Ratio of operating expenses to average net assets         1.19%(b)
Ratio of net investment loss to average net assets.         (0.26)%(b)
Portfolio turnover rate.                  86%
Ratio of operating expenses to average net assets without waivers  1.44%(b)
Net investment loss per share without waivers         $  (0.01)
[FN]
(a) The Munder Mid-Cap Growth Fund Class K Shares commenced operations on October
2, 1995.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.
(d) Amount represents less than $0.01 per share. [/FN]





Munder Value Fund

                            Class K Shares
                              Period
                             Ended
                           12/31/95(a)
                        (Unaudited)

Net asset value, beginning of period         $  10.83

Income from investment operations:
Net investment income         0.01
Net realized and unrealized loss on investments.         (0.11)

Total from investment operations.         (0.10)

Less distributions:
Dividends from net investment income.         (0.02)
Total distributions         (0.02)
Net asset value, end of period         $  10.71

Total return(c)         (0.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)          $      82
Ratio of operating expenses to average net assets         1.20%(b)
Ratio of net investment income to average net assets.         0.59%(b)
Portfolio turnover rate                  97%
Ratio of operating expenses to average net assets without waiver     1.35%(b)
Net investment income per share without waivers.         $0.00(d)

[FN]
(a) The Munder Value Fund Class K Shares commenced operations on November 30, 1995.
(b) Annualized.
(c) Total return represents aggregate total return for the period.
(d) Amount represents less than $0.01 per share. [/FN]


shared/bankgrp/munder/parta/296supk2



   The Munder Funds
Supplement Dated February 29, 1996
to Prospectus Dated October 28, 1995
Class Y Shares of:
Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund

	The following supplements the Prospectus dated October 28, 1995 relating to Class Y Shares of the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Accelerating Growth Fund, Munder Small Company Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund, Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund (the "Prospectus"):

FINANCIAL HIGHLIGHTS

	The following tables of "Financial Highlights" relating to the Munder Mid-Cap Growth Fund and Munder Value Fund supplement information contained in the Prospectus and are derived from each Fund's unaudited Financial Statements dated December 31, 1995.


Munder Mid-Cap Growth Fund

                                 Y Shares
                               Period
                               Ended
                           12/31/95(a)
                             (Unaudited)

Net asset value, beginning of period   $10.00

Income from investment operations:
Net investment income      0.00(d)
Net realized and unrealized gain on investments      0.75

Total from investment operations      0.75

Less distributions:
Dividends from net investment income         -------
Total distributions         -------
Net asset value, end of period      $10.75

Total return(c)      7.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)      $18,819
Ratio of operating expenses to average net assets      0.94%(b)
Ratio of net investment income to average net assets      0.01%(b)
Portfolio turnover rate            86%
Ratio of operating expenses to average net assets without waivers  1.19%(b)
Net investment loss per share without waivers      $(0.01)
[FN]
(a) The Munder Mid-Cap Growth Fund Class Y Shares commenced operations on August
14, 1995.
(b)    Annualized.
(c) Total return represents aggregate total return for the period indicated
and does not reflect any applicable sales charges.
(d)       Amount represents less than $0.01 per share. [/FN]






Munder Value Fund


                  Y Shares
                  Period
                    Ended
                 12/31/95(a)
                  (Unaudited)

Net asset value, beginning of period   $10.00

Income from investment operations:
Net investment income      0.03
Net realized and unrealized gain on investments      0.71

Total from investment operations      0.74

Less distributions:
Dividends from net investment income      (0.02)
Total distributions      (0.02)
Net asset value, end of period      $10.72

Total return(b)      7.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)      $29,225
Ratio of operating expenses to average net assets      0.95%(c)
Ratio of net investment income to average net assets      0.84%(c)
Portfolio turnover rate            97%
Ratio of operating expenses to average net assets without waivers  1.10%(c)
Net investment income per share without waivers      $  0.02

[FN]
(a)   The Munder Value Fund Class Y Shares commenced operations on August 18,
1995.
(b) Total return represents aggregate total return for the period indicated
and does not reflect any applicable sales charges.
(c)       Annualized. [/FN]



shared/bankgrp/munder/parta/296supy2



   The Munder Funds, Inc.
The Munder Funds Trust
Supplement Dated February 29, 1996
to Statement of Additional Information Dated October 28, 1995

Munder Multi-Season Growth Fund, Munder Real Estate Equity
Investment Fund,
 Munder Accelerating Growth Fund, Munder Small Company Growth
Fund,
Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund,
 Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund,
Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond
Fund,
Munder Tax-Free Intermediate Bond Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund (collectively, the "Funds")


	The following unaudited Financial Statements dated December 31, 1995 relating to the Munder Mid-Cap Growth Fund and Munder
Value Fund supplement the Funds' Statement of Additional
Information dated October 28, 1995.


shared/bankgrp/munder/parta/296sai1



                                The Munder Funds
                           Munder Mid-Cap Growth Fund
                            Portfolio of Investments
                          December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS - 99.4%
               Banking and Finance - 2.0%
    5,000      MBIA Inc.                                             $   375,000
                                                                     -----------

               Basic Industries - 6.0%
   18,600      BMC Industries                                            432,450
   10,000      Minerals Technologies                                     365,000
    6,800      Pentair, Inc.                                             338,300
                                                                     -----------
                                                                       1,135,750
                                                                     -----------

               Broadcasting - 2.2%
   11,200      Infinity Broadcasting Corporation, Class A+               417,200
                                                                     -----------

               Capital Goods - 4.1%
   16,500      Allen Group, Inc.                                         369,187
   16,000      Federal Signal Corporation                                414,000
                                                                     -----------
                                                                         783,187
                                                                     -----------

               Commercial Services - 14.1%
   10,600      Affiliated Computer Services, Class A+                    397,500
   12,500      American Medical Response, Inc.+                          406,250
   16,000      Cerner Corporation+                                       328,000
   11,400      ITI Technology Inc.+                                      339,150
   14,400      Keane Inc.+                                               318,600
   13,000      Quintiles Transnational Corporation+                      533,000
   10,000      Stewart Enterprises Inc., Class A                         370,000
                                                                     -----------
                                                                       2,692,500
                                                                     -----------

               Computer Hardware, Software or Services - 9.5%
   20,000      Black Box Corporation+                                    327,500
   12,000      Diamond Multimedia Systems+                               430,500
   17,000      Netmanage Inc.+                                           395,250
    6,000      Objective Systems Integrator+                             328,500
   14,000      Symantec Corporation+                                     325,500
                                                                     -----------
                                                                       1,807,250
                                                                     -----------

               Electrical Equipment - 4.2%
   10,000      Lam Research Corporation+                                 457,500
   14,000      Tencor Instruments+                                       341,250
                                                                     -----------
                                                                         798,750
                                                                     -----------

               Electrical Machinery - 1.6%
   16,000      Mark IV Industries, Inc.                                  316,000
                                                                     -----------

               Electronics - 2.1%
   15,500      AVX Corporation                                           410,750
                                                                     -----------

               Electronics - Semiconductors - 9.8%
    3,200      Altera Corporation+                                       159,200
   14,000      International Rectifier Corporation+                      350,000
   19,000      Lattice Semiconductor Corporation+                        619,875
   10,000      Maxim Integrated Products, Inc.+                          385,000
   11,600      Xilinx Inc.+                                              353,800
                                                                     -----------
                                                                       1,867,875
                                                                     -----------

                       See Notes to Financial Statements.


                                The Munder Funds
                           Munder Mid-Cap Growth Fund
                      Portfolio of Investments (Continued)
                          December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS (Continued)
              Health Care Facilities - 7.1%
   11,000     Health Care & Retirement Corporation+                  $   385,000
   14,000     Health Management Associates, Inc., Class A+               365,750
    6,000     Surgical Care                                              204,000
   12,000     Vencor Inc.                                                390,000
                                                                     -----------
                                                                       1,344,750
                                                                     -----------

              Hotels - 2.2%
   19,000     Promus Hotel Corporation+                                  422,750
                                                                     -----------

              Insurance - 4.3%
   18,600     Capmac Holdings+                                           467,325
   11,000     Equitable of Iowa, (New)                                   353,375
                                                                     -----------
                                                                         820,700
                                                                     -----------

              Iron/Steel - 1.6%
   25,000     Citation Corporation+                                      300,000
                                                                     -----------

              Machinery - Diversified - 2.1%
    8,500     York International Corporation                             399,500
                                                                     -----------

              Medical Instruments & Supplies - 12.4%
   19,500     Biomet, Inc.+                                              348,563
    8,600     Boston Scientific Corporation+                             421,400
   15,200     Mylan Laboratories, Inc.                                   357,200
    7,300     Nellcor Puritan Bennett Inc.+                              428,875
   14,000     Patterson Dental+                                          378,000
   24,000     Physio-Control International Corporation+                  429,000
                                                                     -----------
                                                                       2,363,038
                                                                     -----------

              Medical Services - 0.8%
    3,500     Healthcare COMPARE Corporation+                            152,250
                                                                     -----------


              Metal Fabricate/Hardware - 1.8%
    9,000     Wolverine Tube Inc.+                                       337,500
                                                                     -----------

              Packaging & Container - 1.9%
    9,500     AptarGroup Inc.                                            355,063
                                                                     -----------

              Publishing/Printing - 2.4%
   37,000     Mail-Well Inc.+                                            453,250
                                                                     -----------

              Retail - 2.6%
   13,300     Dollar Tree Stores+                                        329,175
    7,700     General Nutrition Companies, Inc.+                         177,100
                                                                     -----------
                                                                         506,275
                                                                     -----------

                       See Notes to Financial Statements.


                                The Munder Funds
                           Munder Mid-Cap Growth Fund
                      Portfolio of Investments (Continued)
                          December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS (Continued)
              Telecommunications - 0.7%
    4,000     Aspect Telecommunications+                             $   134,000
                                                                     -----------

              Textiles - 2.1%
   10,000     Jones Apparel Group+                                       393,750
                                                                     -----------

              Transportation Services - 1.8%
   13,000     Expeditors International                                   339,625
                                                                     -----------

              TOTAL COMMON STOCKS
              (Cost $18,634,359)                                      18,926,713
                                                                     -----------

  Principal
   Amount
-------------
REPURCHASE AGREEMENT - 0.4% (Cost $80,000)
  $80,000     Agreement with Morgan (J.P.) & Company,
                5.600% dated 12/29/1995 to be repurchased
                at $80,050 on 01/02/1996, collateralized
                by $68,000 U.S. Treasury Notes, 7.625%
                due 11/15/2022 (value $82,365)                            80,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $18,714,359*)                   99.8%         19,006,713
OTHER ASSETS AND LIABILITIES (Net)                       0.2              30,467
                                                       -----         -----------
NET ASSETS                                             100.0%        $19,037,180
                                                       =====         ===========

--------------------------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

See Notes to Financial Statements.



--------------------------------------------------------------------------------
The Munder Funds
Munder Mid-Cap Growth Fund
Statement of Assets and Liabilities
December 31, 1995 (Unaudited)
-----------------------------------

ASSETS:
      Investments, at value (Cost $18,714,359)
         See accompanying schedule:
              Securities ................................................    $18,926,713
              Repurchase Agreements .....................................         80,000
      Cash ..............................................................            377
      Interest receivable ...............................................             37
      Dividends receivable ..............................................          5,047
      Receivable for investment securities sold .........................         46,250
      Receivable from investment advisor ................................         14,000
      Unamortized organization costs ....................................         51,935
                                                                             -----------
                   Total Assets .........................................     19,124,359
                                                                             -----------

LIABILITIES:
      Payable for Fund shares redeemed ..................................             13
      Payable for investment securities purchased .......................         66,600
      Investment advisory fee payable ...................................         11,696
      Administration fee payable ........................................          1,802
      Shareholder servicing fees payable ................................             35
      Distribution fees payable .........................................             16
      Transfer agent fee payable ........................................            367
      Custodian fees payable ............................................            898
      Legal and audit fees payable ......................................          2,226
      Accrued Trustees'/Directors' fees and expenses ....................            112
      Accrued expenses and other payables ...............................          3,414
                                                                             -----------
                 Total Liabilities ......................................         87,179
                                                                             -----------

NET ASSETS ..............................................................    $19,037,180
                                                                             ===========

NET ASSETS consist of:
      Undistributed net investment income ...............................    $       469
      Accumulated net realized gain on investments sold .................        429,904
      Net unrealized appreciation of investments ........................        292,354
      Par value .........................................................          1,770
      Paid-in capital in excess of par value ............................     18,312,683
                                                                             -----------

                Total Net Assets ........................................    $19,037,180
                                                                             ===========

NET ASSET VALUE:
CLASS A SHARES:
Net asset value and redemption price per share
($34,656 / 3,223 shares of beneficial interest outstanding) .............    $     10.75
                                                                             ===========
Maximum sales charge ....................................................           5.50%
Maximum offering price per share ........................................    $     11.38
                                                                             ===========

CLASS C SHARES:
Net asset value and offering price per share*
($15,385 / 1,432 shares of beneficial interest outstanding) .............    $     10.74
                                                                             ===========

CLASS K SHARES:
Net asset value, offering price and redemption price per share
($168,491 / 15,674 shares of beneficial interest outstanding) ...........    $     10.75
                                                                             ===========

CLASS Y SHARES:
Net asset value, offering price and redemption price per share
($18,818,648 / 1,749,844 shares of beneficial interest outstanding) .....    $     10.75
                                                                             ===========

----------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Mid-Cap Growth Fund
Statement of Operations
For the Period Ended December 31, 1995 (a) (Unaudited)
------------------------------------------------------

INVESTMENT INCOME:
      Interest ................................................    $  38,425
      Dividends ...............................................       14,739
                                                                   ---------
                 Total Investment Income ......................       53,164
                                                                   ---------

EXPENSES:
      Distribution and shareholder servicing fees:
         Class A Shares .......................................            1
         Class C Shares .......................................           17
      Shareholder servicing fees: Class K Shares ..............           59
      Investment advisory fee .................................       40,924
      Administration fee ......................................        6,312
      Transfer agent fee ......................................        1,295
      Custodian fees ..........................................        4,510
      Legal and audit fees ....................................        2,226
      Trustees'/Directors' fees and expenses ..................          187
      Amortization of organization costs ......................        4,721
      Registration and filing fees ............................        2,358
      Other ...................................................        4,085
                                                                   ---------
               Total Expenses .................................       66,695
      Expenses reimbursed by investment advisor ...............      (14,000)
                                                                   ---------
               Net Expenses ...................................       52,695
                                                                   ---------
NET INVESTMENT INCOME .........................................          469
                                                                   ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain from security transactions ............      429,904

      Net change in unrealized appreciation of securities .....      292,354
                                                                   ---------

Net realized and unrealized gain on investments ...............      722,258
                                                                   ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................    $ 722,727
                                                                   =========

----------------
(a) The Munder Mid-Cap Growth Fund commenced operations on August 14, 1995.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Mid-Cap Growth Fund
Statement of Changes in Net Assets
----------------------------------

                                                                       Period Ended
                                                                       12/31/95 (a)
                                                                        (Unaudited)
                                                                       ------------
Net investment income ..............................................    $       469

Net realized gain on investments sold during the period ............        429,904
Net change in unrealized appreciation of investments
      during the period ............................................        292,354
                                                                        -----------

Net increase in net assets resulting from operations ...............        722,727

Net increase in net assets from Fund share transactions:
      Class A Shares ...............................................         34,002
      Class C Shares ...............................................         14,988
      Class K Shares ...............................................        163,142
      Class Y Shares ...............................................     18,102,321
                                                                        -----------

Net increase in net assets .........................................     19,037,180
NET ASSETS:
Beginning of period ................................................         --
                                                                        -----------

End of period (including undistributed net investment of $469) .....    $19,037,180
                                                                        ===========

----------------
(a) The Munder Mid-Cap Growth Fund commenced operations on August 14, 1995.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Mid-Cap Growth Fund
Statement of Changes - Capital Stock Activity
For the Period Ended December 31, 1995 (a) (Unaudited)
------------------------------------------------------

                                             Amount          Shares
                                          ------------     ----------
          Class A Shares:
          Sold .......................    $     34,002          3,223
                                          ------------     ----------
          Net increase ...............    $     34,002          3,223
                                          ============     ==========


          Class C Shares:
          Sold .......................    $     15,209          1,453
          Redeemed ...................            (221)           (21)
                                          ------------     ----------
          Net increase ...............    $     14,988          1,432
                                          ============     ==========


          Class K Shares:
          Sold .......................    $    171,718         16,501
          Redeemed ...................          (8,576)          (827)
                                          ------------     ----------
          Net increase ...............    $    163,142         15,674
                                          ============     ==========


          Class Y Shares:
          Sold .......................    $ 18,112,517      1,750,806
          Redeemed ...................         (10,196)          (962)
                                          ------------     ----------
          Net increase ...............    $ 18,102,321      1,749,844
                                          ============     ==========

----------------
(a) The Munder Mid-Cap Growth Fund Class A Shares, Class C Shares, Class K Shares and Class Y Shares commenced operations on December 22, 1995, November 9, 1995, October 2, 1995 and August 14, 1995, respectively.

                      See Notes to Financial Statements.




                                The Munder Funds
                               Munder Value Fund
                            Portfolio of Investments
                         December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS - 90.5%
               Apparel - 2.2%
   16,300      Jones Apparel Group Inc.+                             $   641,812
                                                                     -----------


               Banking and Financial Services - 15.9%
   27,000      Ahmanson (H.F.) & Company                                 715,500
   14,000      BankAmerica Corporation                                   906,500
    6,900      Finova Group Inc.                                         332,925
    4,200      First Interstate Bancorp+                                 573,300
   30,000      Great Western Financial Corporation                       765,000
   37,400      Jefferson Banco                                           719,950
   41,300      Springfield Institution for Savings+                      676,288
                                                                     -----------
                                                                       4,689,463
                                                                     -----------

               Basic Industries - 1.9%
   23,900      Fletcher Challenge Ord                                    552,688
                                                                     -----------

               Computer Hardware, Software or Services - 5.7%
   23,000      Compaq Computer Corporation+                            1,104,000
   50,000      Computer Products Inc                                     575,000
                                                                     -----------
                                                                       1,679,000
                                                                     -----------

               Computer-Semiconductors - 2.2%
   11,600      Intel Corporation                                         658,300
                                                                     -----------


               Electronics - 7.6%
   15,500      Lam Research Corporation+                                 709,125
   26,700      Lattice Semiconductor Corporation                         871,087
   14,200      Raytheon Company                                          670,950
                                                                     -----------
                                                                       2,251,162
                                                                     -----------

               Engineering - 2.0%
   51,800      Insituform Technologies, Class A +                        602,175
                                                                     -----------

               Food and Beverages - 1.1%
   10,000      Canandaigua Wine Company, Inc., Class A+                  326,250
      100      Rykoff-Sexton Inc                                           1,750
                                                                     -----------
                                                                         328,000
                                                                     -----------

               Health Care - 1.3%
    9,000      HealthCare COMPARE Corporation                            391,500
                                                                     -----------

                       See Notes to Financial Statements.


                                The Munder Funds
                               Munder Value Fund
                      Portfolio of Investments (Continued)
                         December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS (Continued)
               Industrial - 4.7%
   25,000      Praxair Inc.                                          $   840,625
    7,000      TRW Inc.                                                  542,500
                                                                     -----------
                                                                       1,383,125
                                                                     -----------

               Insurance - 10.5%
   16,100      ACE Limited                                               639,975
   20,100      Allstate Corporation                                      826,612
    9,400      CIGNA Corporation                                         970,550
   28,000      Prudential Reinsurance Holdings                           654,500
                                                                     -----------
                                                                       3,091,637
                                                                     -----------

               Machine-Diversified - 1.3%
    7,700      Tecumseh Products Company, Class A                        398,475
                                                                     -----------


               Oil and Gas - 8.8%
   19,700      Columbia Gas System Inc                                   864,338
   10,500      du Pont (E.I.) de Nemours & Company                       733,687
   39,600      Union Pacific Resources Group                           1,004,850
                                                                     -----------
                                                                       2,602,875
                                                                     -----------

               Pharmaceuticals - 4.4%
    6,100      American Home Products Corporation                        591,700
   18,650      Pharmacia & Upjohn Incorporated                           722,687
                                                                     -----------
                                                                       1,314,387
                                                                     -----------

               Restaurants - 0.9%
   40,000      Ryan's Family Steak Houses Inc. +                         280,000
                                                                     -----------



               Telecommunications - 9.1%
   10,400      American Telephone & Telegraph Corporation                673,400
   19,900      Frontier Corporation                                      597,000
   13,000      Harris Corporation                                        710,125
   26,900      MCI Communications Corporation                            702,763
                                                                     -----------
                                                                       2,683,288
                                                                     -----------

               Transportation - 1.4%
   15,000      Midwest Express Holdings+                                 416,250
                                                                     -----------

                       See Notes to Financial Statements.


                                The Munder Funds
                                Munder Value Fund
                      Portfolio of Investments (Continued)
                          December 31, 1995 (Unaudited)

   Shares                                                               Value
-------------                                                        -----------
COMMON STOCKS (Continued)
               Utilities - 5.9%
   11,000      DQE Inc                                               $   338,250
   15,200      Entergy Corporation, New                                  444,600
    7,100      FPL Group Inc.                                            329,263
   11,100      Illinova Corporation                                      333,000
   11,200      TECO Energy Inc                                           287,000
                                                                     -----------
                                                                       1,732,113
                                                                     -----------

               Other - 3.6%
    7,700      Textron, Inc                                              519,750
    5,600      United Technologies Corporation                           531,300
                                                                     -----------
                                                                       1,051,050
                                                                     -----------



               TOTAL COMMON STOCKS
                 (Cost $25,250,959)                                   26,747,300
                                                                     -----------

  Principal
   Amount
-------------
REPURCHASE AGREEMENT - 6.0% (Cost $1,793,000)
$1,793,000     Agreement with Morgan (J.P.) & Company, 5.600%
                 dated 12/29/1995 to be repurchased at $1,794,116
                 on 01/02/1996, collateralized by $1,459,000
                 U.S. Treasury Notes, 8.000% due 11/15/2021
                 (value $1,829,221)                                    1,793,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $27,043,959*)                   96.5%         28,540,300
OTHER ASSETS AND LIABILITIES (Net)                       3.5           1,021,744
                                                       -----         -----------
NET ASSETS                                             100.0%        $29,562,044
                                                       =====         ===========

----------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Value Fund
Statement of Assets and Liabilities
December 31, 1995 (Unaudited)
-----------------------------------

ASSETS:
      Investments, at value (Cost $27,043,959)
         See accompanying schedule:
              Securities ................................................    $26,747,300
              Repurchase Agreements .....................................      1,793,000
      Cash ..............................................................          1,123
      Interest receivable ...............................................            841
      Dividends receivable ..............................................         19,399
      Receivable for investment securities sold .........................      1,257,623
      Receivable from investment advisor ................................         14,000
      Unamortized organization costs ....................................         51,013
                                                                             -----------
                   Total Assets .........................................     29,884,299
                                                                             -----------

LIABILITIES:
      Payable for investment securities purchased .......................        291,789
      Investment advisory fee payable ...................................         18,532
      Administration fee payable ........................................          2,856
      Shareholder servicing fees payable ................................             29
      Distribution fees payable .........................................             74
      Transfer agent fee payable ........................................            600
      Custodian fees payable ............................................            825
      Legal and audit fees payable ......................................          2,371
      Accrued Trustees'/Directors' fees and expenses ....................            178
      Accrued expenses and other payables ...............................          5,001
                                                                             -----------
                 Total Liabilities ......................................        322,255
                                                                             -----------

NET ASSETS ..............................................................    $29,562,044
                                                                             ===========


NET ASSETS consist of:
      Undistributed net investment income ...............................    $    21,799
      Accumulated net realized gain on investments sold .................         95,826
      Net unrealized appreciation of investments ........................      1,496,341
      Par value .........................................................          2,759
      Paid-in capital in excess of par value ............................     27,945,319
                                                                             -----------

                Total Net Assets ........................................    $29,562,044
                                                                             ===========

NET ASSET VALUE:
CLASS A SHARES:
Net asset value and redemption price per share
($194,662 / 18,175 shares of beneficial interest outstanding) ...........    $     10.71
                                                                             ===========
Maximum sales charge ....................................................           5.50%
Maximum offering price per share ........................................    $     11.33
                                                                             ===========

CLASS B SHARES:
Net asset value and offering price per share*
($60,594 / 5,659 shares of beneficial interest outstanding) .............    $     10.71
                                                                             ===========

CLASS K SHARES:
Net asset value, offering and redemption price per share
($82,000 / 7,655 shares of beneficial interest outstanding) .............    $     10.71
                                                                             ===========

CLASS Y SHARES:
Net asset value, offering and redemption price per share
($29,224,788 / 2,727,252 shares of beneficial interest outstanding) .....    $     10.72
                                                                             ===========

----------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Value Fund
Statement of Operations
For the Period Ended December 31, 1995 (a) (Unaudited)
------------------------------------------------------

INVESTMENT INCOME:
      Interest ................................................    $    42,167
      Dividends ...............................................        126,691
                                                                   -----------
                 Total Investment Income ......................        168,858
                                                                   -----------

EXPENSES:
      Distribution and shareholder servicing fees:
         Class A Shares .......................................             89
         Class B Shares .......................................            134
      Shareholder servicing fees: Class K Shares ..............             17
      Investment advisory fee .................................         69,717
      Administration fee ......................................         10,753
      Transfer agent fee ......................................          2,281
      Custodian fees ..........................................          4,492
      Legal and audit fees ....................................          2,371
      Trustees'/Directors' fees and expenses ..................            339
      Amortization of organization costs ......................          4,638
      Registration and filing fees ............................          3,558
      Other ...................................................          5,516
                                                                   -----------
               Total Expenses .................................        103,905
      Expenses reimbursed by investment advisor ...............        (14,000)
                                                                   -----------
               Net Expenses ...................................         89,905
                                                                   -----------
NET INVESTMENT INCOME .........................................         78,953
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain from security transactions ............         95,826

      Net change in unrealized appreciation of securities .....      1,496,341
                                                                   -----------

Net realized and unrealized gain on investments ...............      1,592,167
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................    $ 1,671,120
                                                                   ===========

----------------
(a) The Munder Value Fund commenced operations on August 18, 1995.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Value Fund
Statement of Changes in Net Assets
----------------------------------

                                                                           Period Ended
                                                                            12/31/95(a)
                                                                            (Unaudited)
                                                                           ------------
Net investment income .................................................    $     78,953

Net realized gain on investments sold during the period ...............          95,826
Net change in unrealized appreciation of investments
      during the period ...............................................       1,496,341
                                                                           ------------

Net increase in net assets resulting from operations ..................       1,671,120

Distribution to shareholders from net investment income:
      Class A Shares ..................................................            (293)
      Class B Shares ..................................................         --
      Class K Shares ..................................................            (142)
      Class Y Shares ..................................................         (56,719)
Net increase in net assets from Fund share transactions:
      Class A Shares ..................................................         190,978
      Class B Shares ..................................................          58,783
      Class K Shares ..................................................          82,886
      Class Y Shares ..................................................      27,615,431
                                                                           ------------

Net increase in net assets ............................................      29,562,044
NET ASSETS:
Beginning of period ...................................................         --
                                                                           ------------

End of period (including undistributed net investment of $21,799) .....    $ 29,562,044
                                                                           ============

----------------
(a) The Munder Value Fund commenced operations on August 18, 1995.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Munder Funds
Munder Value Fund
Statement of Changes - Capital Stock Activity
For the Period Ended December 31, 1995 (a) (Unaudited)
------------------------------------------------------

                                                       Amount          Shares
                                                    ------------     ----------
Class A Shares:
Sold ...........................................    $    190,978         18,175
                                                    ------------     ----------
Net increase ...................................    $    190,978         18,175
                                                    ============     ==========


Class B Shares:
Sold ...........................................    $     63,390          6,104
Redeemed .......................................          (4,607)          (445)
                                                    ------------     ----------
Net increase ...................................    $     58,783          5,659
                                                    ============     ==========


Class K Shares:
Sold ...........................................    $     84,243          7,786
Issued as reinvestment of dividends ............               5         --
Redeemed .......................................          (1,362)          (131)
                                                    ------------     ----------
Net increase ...................................    $     82,886          7,655
                                                    ============     ==========


Class Y Shares:
Sold ...........................................    $ 27,686,747      2,733,841
Issued as reinvestment of dividends ............           2,996            279
Redeemed .......................................         (74,312)        (6,868)
                                                    ------------     ----------
Net increase ...................................    $ 27,615,431      2,727,252
                                                    ============     ==========

----------------
(a) The Munder Value Fund Class A Shares, Class B Shares, Class K Shares and Class Y Shares commenced operations on September 14, 1995, September 19, 1995, November 30, 1995 and August 18, 1995, respectively.

                      See Notes to Financial Statements.




1. Organization and Significant Accounting Policies

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act, as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 20 portfolios (each a "Fund" collectively, the "Munder Funds"), as follows:

            MFI:
            Equity Funds
            Munder Multi-Season Growth Fund
            Munder Real Estate Equity Investment Fund
            Munder Mid-Cap Growth Fund
            Munder Value Fund

            Money Market Fund
            Munder Money Market Fund

            MFT:
            Equity Funds
            Munder Accelerating Growth Fund
            Munder Small Company Growth Fund
            Munder International Equity Fund
            Munder Index 500 Fund
            Munder Growth & Income Fund
            Munder Balanced Fund

            Income Funds
            Munder Bond Fund
            Munder Intermediate Bond Fund
            Munder U.S. Government Income Fund
            Munder Michigan Triple Tax-Free Bond Fund
            Munder Tax-Free Bond Fund
            Munder Tax-Free Intermediate Bond Fund

            Money Market Funds
            Munder Tax-Free Money Market Fund
            Munder U.S. Treasury Money Market Fund
            Munder Cash Investment Fund

      The Equity Funds (with the exception of the Munder Index 500 Fund) and the Income Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. The Munder Index 500 Fund offers four classes of shares -- Class A, Class B, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder Money Market Fund offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund and the Munder Michigan Triple Tax-Free Bond Fund which are classified as non-diversified due to their intention to invest their assets, when possible, in municipal obligations issued by the State of Michigan and its political subdivisions.

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------

      Security Valuation: With respect to the Equity and Income Funds, securities (including financial futures) traded on a recognized stock exchange or on the NASDAQ National Market System are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value. Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: Each Equity Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage a Fund's currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder International Equity Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Futures Contracts: The Munder Index 500 Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------
contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation) is shown in the financial statements.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly by the Equity Funds (excluding the Munder Multi-Season Growth Fund, Mid-Cap Growth Fund, Munder International Equity Fund and the Munder Value Fund which are declared and paid at least annually and the Munder Real Estate Equity Investment Fund which is declared and paid monthly); declared and paid monthly by the Income Funds; and declared daily and paid monthly by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1995, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Munder Fund's investment advisor, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                         Fees on Assets
                        Fees on Assets       Between      Fees on Assets
                             up to          $250 and         Exceeding
                         $250 Million     $500 million     $500 Million
                         ------------     ------------     ------------
Munder Index 500 Fund        0.20%            0.12%            0.07%

                                  Fees on Assets   Fees on Assets
                                       up to          Exceeding
                                   $500 Million     $500 Million
                                   ------------     ------------
Munder Multi-Season Growth Fund        1.00%            0.75%

                                                         Fees on Average
                                                        Daily Net Assets
                                                        ----------------
The Income Funds                                              0.50%
Munder Accelerating Growth Fund, Munder Small Company
  Growth Fund, Munder International Equity Fund, and
  Munder Growth & Income Fund                                 0.75%
Munder Real Estate Equity Investment Fund, Munder
  Value Fund and Munder Mid-Cap Growth Fund                   0.74%
Munder Balanced Fund                                          0.65%
The Money Market Funds (excluding Munder Money Market
  Fund)                                                       0.35%
Munder Money Market Fund                                      0.40%

      Prior to October 28, 1995, the Advisor received investment advisory fees at the following annual rates: 0.74% of the first $500 million of average daily net assets and 0.50% of daily net assets in excess of $500 million for The Income Funds; 1.00% of average daily net assets up to $250 million, 0.85% of average daily net assets between $250 million and $500 million, and 0.75% of average daily net assets exceeding $500 million for the Accelerating Growth, Small Company Growth, International Equity, Growth & Income Fund and Balanced Fund; and 0.40% of average daily net assets up to $500 million and 0.35% of average daily net assets exceeding $500 million for the Tax-Free Money Market, U.S. Treasury Money Market and Cash Investment Funds.

      The Advisor voluntarily waived all or a portion of its advisory fees, payable by each Fund, for the period ended December 31, 1995, as reflected in the Statement of Operations. For the period ended December 31, 1995, the




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------
Advisor reimbursed expenses of $15,000, $14,000 and $14,000 to the Munder Real Estate Equity Investment Fund, the Munder Mid-Cap Growth Fund and the Munder Value Fund.

      First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., (the "Administrator"), serves as the Munder Funds administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator is entitled to receive a fee, based on the aggregate average daily net assets of the Funds computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion. As compensation for its services, the Transfer Agent is entitled to receive a fee, based on the aggregate average daily net assets of the Funds computed daily and payable monthly, at an annual rate of 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $331,402 for its services to the Funds for the period ended December 31, 1995. Boston Safe Deposit and Trust Company ("Boston Safe") serves as the custodian of foreign securities for the Munder Multi-Season Growth Fund, the Munder Accelerating Growth Fund, the Munder Small Company Growth Fund, the Munder Mid-Cap Growth Fund, the Munder International Equity Fund, the Munder Value Fund, the Munder Bond Fund and the Munder Intermediate Bond Fund.

      The Munder Funds pay each Trustee or Director $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Boston Safe, FDI or First Data currently receives any compensation from The Munder Funds.

3. Shareholder Distribution and Service Plans

      FDI serves as the distributor of the Munder Funds shares. For the period ended December 31, 1995, the Distributor received $75,314, representing commissions (sales charges) on sales of Class A Shares of the Funds. For the period ended December 31, 1995, the Distributor received $47,815 in contingent deferred sales charges from Class B and Class C Shares of the Funds.

      The Munder Funds have adopted Shareholder Servicing Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds). For the period ended December 31, 1995, the contractual rates, as a percentage of average daily net assets, under the Shareholder Servicing and Distribution and Servicing Plans are as follows:




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------

      The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers.

                                               Class A Shares   Class B Shares   Class C Shares   Class K Shares
                                                 12b-1 Fees       12b-1 Fees       12b-1 Fees      Service Fees
                                                 ----------       ----------       ----------      ------------
The Equity Funds (excluding the Munder
  Index 500 Fund)                                   0.25%            1.00%            1.00%            0.25%
Munder Index 500 Fund                               0.10%            0.45%             N/A              N/A
The Income Funds                                    0.25%            1.00%            1.00%            0.25%
The Money Market Funds:
Munder Money Market Fund                            0.25%            1.00%            1.00%             N/A
Munder Tax-Free Money Market Fund                   0.25%             N/A              N/A             0.15%
Munder U.S. Treasury Money Market Fund              0.25%             N/A              N/A             0.15%

                                               Class A Shares   Class K Shares
                                                Service Fees     Service Fees
                                                ------------     ------------
Munder Cash Investment Fund                         0.25%            0.15%

4. Securities Transactions

      For the period ended December 31, 1995, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                              Cost of Purchases   Proceeds from Sales
                                              -----------------   -------------------
Munder Multi-Season Growth Fund                 $109,758,974         $ 88,347,709
Munder Real Estate Equity Investment Fund         12,634,528              735,134
Munder Accelerating Growth Fund                  191,955,843          251,857,596
Munder Small Company Growth Fund                  75,065,012           72,326,137
Munder Mid-Cap Growth Fund                        27,694,168            9,489,713
Munder International Equity Fund                  66,532,995           39,331,213
Munder Index 500 Fund                             24,706,012           10,277,872
Munder Growth & Income Fund                       48,632,976           22,413,140
Munder Value Fund                                 45,082,600           19,927,467
Munder Balanced Fund                              44,466,596           44,407,876
Munder Bond Fund                                 327,473,517          307,654,132
Munder Intermediate Bond Fund                    477,564,164          655,493,513
Munder U.S. Government Income Fund                11,195,443           15,736,478
Munder Michigan Triple Tax-Free Bond Fund          4,727,601            5,983,223
Munder Tax-Free Bond Fund                         32,531,356           61,252,442
Munder Tax-Free Intermediate Bond Fund            25,728,203           28,530,822




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------

      For the period ended December 31, 1995, purchases and sales of U.S. Government securities, excluding short-term investments were as follows:

                                     Cost of Purchases   Proceeds from Sales
Munder Balanced Fund                    $  15,665,328        $  17,289,080
Munder Bond Fund                         181,949,665          195,053,918
Munder Intermediate Bond Fund            704,418,903          502,680,062
Munder U.S. Government Income Fund        88,915,530           96,870,056

      At December 31, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                              Tax Basis      Tax Basis
                                             Unrealized     Unrealized
                                            Appreciation   Depreciation
                                            ------------   ------------
Munder Multi-Season Growth Fund              $62,493,147    $2,301,400
Munder Real Estate Equity Investment Fund      1,287,456        37,648
Munder Accelerating Growth Fund               39,128,766     5,019,735
Munder Small Company Growth Fund              41,559,401     3,588,760
Munder Mid-Cap Growth Fund                     1,486,667     1,194,313
Munder International Equity Fund              33,606,852       639,029
Munder Index 500 Fund                         36,945,903     1,588,113
Munder Growth & Income Fund                   31,593,765       913,520
Munder Value Fund                              2,109,836       613,495
Munder Balanced Fund                           6,593,893       343,068
Munder Bond Fund                               7,247,775       358,107
Munder Intermediate Bond Fund                  6,014,962     1,776,463
Munder U.S. Government Income Fund             7,929,958       389,058
Munder Michigan Triple Tax-Free Bond Fund        989,911        55,708
Munder Tax-Free Bond Fund                     15,285,111        69,584
Munder Tax-Free Intermediate Bond Fund        14,424,217        67,580

6. Concentration of Credit

      The Munder Tax-Free Intermediate Bond Fund and Munder Michigan Triple Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Munder Real Estate Equity Investment Fund primarily invests in equity securities of United States companies which are principally engaged in the real estate industry or which own significant real estate assets. The Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds.

7. Foreign Securities

      The Munder International Equity Fund invests primarily in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.




The Munder Funds
    Notes To Financial Statements, December 31, 1995 (Unaudited)
        (Continued)
-------------------------------------------------------------------------------

8. Organizational Costs

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

9. Capital Loss Carryforwards

      As determined at June 30, 1995, the following Funds had available for Federal income tax purposes, unused capital losses as follows:

               Fund                                 Amount        Expiration
               ----                               -----------     ----------
Munder Multi-Season Growth Fund................   $ 2,588,502        2003
Munder International Equity Fund...............       406,805        2002
                                                    2,149,275        2003
Munder Balanced Fund...........................       172,583        2002
                                                    1,783,000        2003
Munder Bond Fund...............................       470,092        2002
                                                   10,329,288        2003
Munder Intermediate Bond Fund..................    15,284,729        2003
Munder U.S. Government Income Fund.............       946,213        2003
Munder Michigan Triple Tax-Free Bond Fund......       301,387        2003
Munder Tax-Free Bond Fund......................       559,311        2003
Munder Tax-Free Intermediate Bond Fund.........     1,305,925        2003
Munder Tax-Free Money Market Fund..............        14,500        1999
                                                       20,091        2000
                                                       57,257        2001
                                                       39,684        2002
                                                       27,379        2003
Munder Cash Investment Fund....................           556        1996
                                                        4,895        2000
                                                        1,650        2001

10. Reorganization

      On June 23, 1995, the Munder Multi-Season Growth Fund (Acquiring Fund) acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund (Acquired Fund), in exchange for shares of the Acquiring Fund, pursuant to a plan of tax-free reorganization approved by the Acquired Fund's shareholders on June 21, 1995. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and the unrealized appreciation included in the Acquired Fund's total net assets on the acquiring date were as follows:

                                                              Value of
                                                 Shares        Shares        Total Net     Total Net      Acquired
                                                Issued by     Issuedby       Assets of     Assets of        Fund
                                                Acquiring     Acquiring      Acquired      Acquiring     Unrealized
   Acquiring Fund          Acquired Fund          Fund          Fund           Fund*          Fund      Appreciation
   --------------          -------------        ---------     ---------      ---------     ---------    ------------
Munder Multi-Season   Ambassador Established
  Growth Fund           Company Growth Fund    15,524,720   $189,282,737   $189,260,209   $71,358,360    $27,807,281

----------------
* The value of the net assets of the Acquiring Fund immediately after the acquisition was $260,618,569.





PART C.  OTHER INFORMATION

 Item 24.	Financial Statements and Exhibits.

	(a)	Financial Statements:
		    Included in Part A:

		Unaudited Financial Highlights for Munder Mid-Cap
Growth Fund and Munder Value Fund for the period from commencement of operations to December 31, 1995 are filed herein.


		Included in Part B:

		    The following unaudited Financial Statements for Munder Mid-Cap Growth Fund and Munder Value Fund for the period from commencement of operations to December 31, 1995 are filed herein:

			Portfolios of Investments
			Statements of Assets and Liabilities
			Statements of Operations
			Statements of Changes in Net Assets
			Statements of Changes in Capital Stock Activity
			Notes to Financial Statements

	(b)	Exhibits (the number of each exhibit relates to the
exhibit designation in Form N-1A):

		(1)(a)	Articles of Incorporation1

		    (b)	Articles of Amendment2

		    (c)	Articles Supplementary3

		   (d)	Articles Supplementary4

		   (e)	Articles Supplementary9

		   (f)	Articles Supplementary*
_____________________
*To be filed by Amendment.


		(2)		By-Laws1

		(3)		Not Applicable

		(4)		Specimen security for The Munder Multi-
Season Growth Fund2

		(5)(a)	Form of Investment Advisory Agreement for
The Munder Multi-Season Growth Fund7

		    (b)	Form of Investment Advisory Agreement for
The Munder Money Market Fund7

		    (c)	Form of Investment Advisory Agreement for
The Munder Real Estate Equity Investment Fund7

		    (d)	Form of Investment Advisory Agreement for
The Munder Value Fund*

		    (e)	Form of Investment Advisory Agreement for
The Munder Mid-Cap Fund*

		(6)(a)	Form of Underwriting Agreement7

		    (b)	Amendment to Underwriting Agreement*

		(7)		Not Applicable

		(8)(a)	Form of Custodian Contract8

		    (b)	Amendment to Custodian Contract*

		(9)(a)	Form of Transfer Agency and Service
Agreement9

		    (b)	Amendment to Transfer Agency and Service
Agreement*

		    (c)	Form of Administration Agreement8

		    (d)	Amendment to Administration Agreement*

		(10)(a)	Opinion and Consent of Counsel with
respect to The Munder Multi-Season Growth Fund2

		      (b)	Opinion and Consent of Counsel with
respect to The Munder Money Market Fund5

_____________________
*To be filed by amendment.


		      (c)	Opinion and Consent of Counsel with
respect to The Munder Real Estate Equity Investment Fund4

		      (d)	Opinion and Consent of Counsel with
respect to The Munder Value Fund and The Munder Mid-Cap Fund*

		   (11)(a)	Consent of Dechert Price & Rhoads11

		      (b)	Consent of Ernst & Young LLP11

		      (c)	Consent of Arthur Andersen11

		      (d)	Letter of Arthur Andersen LLP regarding
change in independent auditor required by Item 304 of Regulation
S-K. 11

		      (e)	Powers of Attorney10

		(13)		Initial Capital Agreement2

		(14)		Not Applicable

		(15)(a)	Service Plan for The Munder Multi-Season
Growth Fund Class A Shares7

		      (b)	Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class B Shares7

		      (c)	Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class D Shares7

		      (d)	Service Plan for The Munder Money Market
Fund Class A Shares7

		      (e)	Service and Distribution Plan for The
Munder Money Market Fund Class B Shares7

		      (f)	Service and Distribution Plan for The
Munder Money Market Fund Class D Shares7

		      (g)	Service Plan for The Munder Real Estate
Equity Investment Fund Class A Shares7

		      (h)	Service and Distribution Plan for The
Munder Real Estate Equity Investment Fund Class B Shares7

______________________
*To be filed by amendment.


		      (i)	Service and Distribution Plan for The
Munder Real Estate Equity Investment Fund Class D Shares7

		    (j)	Form of Service Plan for The Munder
Multi-Season Growth Fund Investor Shares8

		    (k)	Form of Service Plan for The Munder Value
Fund and The Munder Mid-Cap Growth Fund*

		(16)		Schedule for Computation of Performance
Quotations6

		(18)		Multi-Class Plan8

		    (27)	Financial Data Schedules are filed herein


______________________
*To be filed by amendment.

______________________

1.	Filed in Registrant's initial Registration Statement on November 18, 1992 and incorporated by reference herein.

2.	Filed in Pre-Effective Amendment No. 2 to the Registrant's Registration
Statement on February 26, 1993 and incorporated by reference herein.

3.	Filed in Post-Effective Amendment No. 3 to the Registrant's Registration
Statement on July 28, 1993 and incorporated by reference herein.

4.	Filed in Post-Effective Amendment No. 7 to the Registrant's Registration
Statement on August 26, 1994 and incorporated by reference herein.

5.	Filed in Post-Effective Amendment No. 2 to the Registrant's Registration
Statement on July 9, 1993 and incorporated by reference herein.

6.	Filed in Post-Effective Amendment No. 5 to the Registrant's Registration
Statement on March 28, 1994 and incorporated by reference herein.

7.	Filed in Post-Effective Amendment No. 8 to the Registrant's Registration
Statement on February 28, 1995 and incorporated by reference herein.

8.	Filed in Post-Effective Amendment No. 9 to the Registrant's Registration
Statement on April 13, 1995 and incorporated by reference herein.

9.	Filed in Post-Effective Amendment No. 10 to the Registrant's Registration
Statement on May 2, 1995 and incorporated by reference herein.

   10.	Filed in Post-Effective Amendment No. 11 to the Registrant's
 Registration
Statement on May 31, 1995 and incorporated by reference herein.

11.	Filed in Post-Effective Amendment No. 12 to the Registrant's Registration
Statement on August 29, 1995 and incorporated by reference herein.


Item 25.	Persons Controlled by or Under Common Control with
Registrant.

		Not Applicable.

    Item 26.	Number of Holders of Securities.

		As of January 29, 1996, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


C
l
a
s
s

A

C
l
a
s
s

B

C
l
a
s
s

C

C
l
a
s
s

K

C
l
a
s
s

Y


The Munder Multi-
Season Growth Fund
3
6
9

1
,
6
1
1

5

1
4
9

8
1


The Munder Money
Market Fund
6

9

1

N
/
A

8
1


The Munder Real
Estate Equity
     Investment Fund
1
2

8

2

1

2
6


The Munder Mid-Cap
Growth Fund
2

2

2

2

2
1


The Munder Value Fund
2

6

1

3

2
4





Item 27.	Indemnification.

		Reference is made to Article 7.6 in the Registrant's Articles of Incorporation, which are incorporated by reference herein.

		Insofar as indemnification for liabilities arising
under the Securities Act of 1933     , as amended,      may be
permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



Item 28.	Business and Other Connections of Investment Adviser.

Munder Capital Management

							Position
Name							with Adviser

Old MCM, Inc.					Partner

Munder Group LLC					Partner

WAM Holdings, Inc.					Partner

Woodbridge Capital Management, Inc.		Partner

Lee P. Munder						President and
Chief Executive Officer

Leonard J. Barr, II					    Senior
Vice President     and
							Director of Research


Ann J. Conrad						Vice President
    and Director of Special
							Equity Products

David W. Cornwell					Vice President     and
Director of Real
							Estate

Terry H. Gardner					Vice President     and
Chief Financial
							Officer

Elyse G. Essick					Vice President     and
Director of Client
							Services

    Otto G. Hinzmann     				Vice President
    and Director of Equity
							Portfolio Management


Ann F. Putallaz					Vice President     and
Director of
							Fiduciary Services

John P. Richardson					Vice President
    and Director of Equity
							Portfolio Management




James C. Robinson					Vice President

    and
Chief Investment
							Officer/Fixed Income




Gerald L. Seizert					Executive Vice
President     and Chief
							Investment
Officer/Equity

Paul D. Tobias						Executive Vice
President     and Chief
							Operating Officer


For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.

Item 29.	Principal Underwriters.

	(a)	    Funds Distributor, Inc. ("FDI") serves as
Distributor of shares of the Registrant. FDI also serves as principal underwriter of the following investment companies other than the Registrant:


HT Insight Funds, d/b/a Harris Insight Funds	Waterhouse
Investors Cash Management Mutual Funds
The Munder Funds Trust			Skyline Funds
Panagora Funds					Foreign Fund, Inc.
BJB Investment Funds				PanAgora Funds
						BEA Investment Funds, Inc.


	(b)	The directors and officers of FDI are set forth
below. Unless otherwise indicated, their address is One Exchange
Place, Boston, Massachusetts  02109.


					Positions and		Positions
and
					Offices with		Offices
with
Name  					FDI
	Registrant


William J. Nutt			    Chairman     		None

Marie E. Connolly			President, Chief		None
					Executive Officer

John E. Pelletier			    Senior Vice 		None
					President General Counsel

Richard W. Healey			Senior Vice President		None

Rui M. Moura				    First      Vice
	None
					President



Joseph F. Tower, III			    Senior      Vice 	None
					 President, Treasurer,
					Chief Financial Officer

    Richard W. Ingram		Senior Vice President		None


    Frederick C. Dey			Vice President
	None

    Hannah Shaw Grove		Vice President			None


    Richard S. Joseph		Vice President			None


    Donald R. Robertson		Senior Vice President		None


    Bernard A. Whalen		Senior Vice President		None


    Maureen F. Walsh		Vice President			None


Jean M. O'Leary			Assistant Secretary		None
					and Clerk

Eric B. Fischman			Vice President and		None
					Assistant General
					Counsel

Dale F. Lampe				Vice President
	None

Joseph A. Vignone			Vice President			None

Paul M. Prescott			         Vice President	None

Dennis J. Gallant			         Vice President	None

Linda C. Raftery			         Vice President	None

Mary A. Nelson			Assistant Treasurer		None

    John J. Pylaum			Assistant Treasurer
	None

	(c)	Not Applicable



Item 30.	Location of Accounts and Records.

		The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Munder Capital Management at 480
Pierce Street, Birmingham, MI 48009, at State Street Bank and
Trust Company, c/o National Financial Data Services,
1004 Baltimore, Kansas City, Missouri  64105-1807 or at     First
Data Investor Services Group, Inc. (f/k/a The Shareholder
Services Group, Inc.), One Exchange Place, Boston, Massachusetts
02109.

Item 31.	Management Services.

		Not Applicable

   Item 32.	Undertakings.

	(a)	Not Applicable.

	(b)	Not Applicable.

	(c)	Registrant undertakes to furnish to each person to
whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

	(d)	Registrant undertakes to call a meeting of
Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.



SIGNATURES

   	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No.
13 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of February, 1996.

The Munder Funds, Inc.

By:	    *
	Lee P. Munder

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signatures				Title			Date


    *                    				President and
Chief 	February 13, 1996
Lee P. Munder					Executive Officer


    *                     				Director
	February 13, 1996
Charles W. Elliott


    *                    				Director
	February 13, 1996
Joseph E. Champagne


    *                    				Director
	February 13, 1996
Arthur DeRoy Rodecker


    *                    				Director
	February 13, 1996
Jack L. Otto


    *                    				Director
	February 13, 1996
Thomas B. Bender


    *                    				Director
	February 13, 1996
Thomas D. Eckert


    *                    				Director
	February 13, 1996
John Rakolta, Jr.


    *                    				Director
	February 13, 1996
David J. Brophy


    *                    				Vice President,
	February 13, 1996
Terry H. Gardner				Treasurer and
						Chief Financial
						Officer


*	By:	_________________________
		Lisa Anne Rosen
		as Attorney-in-Fact



EXHIBIT INDEX

	Exhibit				Description


	    27			Financial Data Schedules

9
*

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